Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Disclosure of operating segments
Sources of earnings by reporting segment for the years ended December 31 were as follows:

2020

	Insurance and Reinsurance
	Northbridge	Odyssey Group	Crum & Forster	Zenith National	Brit	Allied World	Fairfax Asia	Other	Total	Run-off(1)	Non-insurance companies	Corporate and Other	Eliminations and adjustments	Consolidated
Gross premiums written
External	1,727.5	4,306.3	3,082.4	661.7	2,407.6	4,633.8	421.2	1,738.6	18,979.1	146.8	—	—	—	19,125.9
Intercompany	7.7	140.4	27.0	—	16.8	46.9	3.5	135.4	377.7	—	—	—	(377.7)	—
	1,735.2	4,446.7	3,109.4	661.7	2,424.4	4,680.7	424.7	1,874.0	19,356.8	146.8	—	—	(377.7)	19,125.9
Net premiums written	1,540.4	3,789.6	2,543.0	646.1	1,775.6	3,017.6	221.6	1,183.8	14,717.7	146.8	—	—	—	14,864.5
Net premiums earned
External	1,435.1	3,555.8	2,462.7	646.6	1,710.4	2,788.4	229.2	1,030.8	13,859.0	129.7	—	—	—	13,988.7
Intercompany	(11.0)	30.8	(36.5)	(2.8)	0.3	(65.8)	(7.5)	94.1	1.6	(1.6)	—	—	—	—
	1,424.1	3,586.6	2,426.2	643.8	1,710.7	2,722.6	221.7	1,124.9	13,860.6	128.1	—	—	—	13,988.7
Underwriting expenses(2)	(1,315.3)	(3,396.7)	(2,366.1)	(591.9)	(1,951.0)	(2,596.6)	(214.6)	(1,119.4)	(13,551.6)	(336.2)	—	—	—	(13,887.8)
Underwriting profit (loss)	108.8	189.9	60.1	51.9	(240.3)	126.0	7.1	5.5	309.0	(208.1)	—	—	—	100.9
Interest income	59.6	173.6	91.9	24.3	67.1	136.5	14.1	52.6	619.7	28.5	20.5	57.1	(9.3)	716.5
Dividends	7.9	8.6	2.2	1.8	3.4	20.3	7.1	3.7	55.0	4.9	17.2	0.7	—	77.8
Investment expenses	(11.3)	(31.0)	(14.5)	(7.1)	(12.3)	(30.1)	(1.2)	(6.6)	(114.1)	(8.7)	9.4	(2.0)	90.3	(25.1)
Interest and dividends	56.2	151.2	79.6	19.0	58.2	126.7	20.0	49.7	560.6	24.7	47.1	55.8	81.0	769.2
Share of profit (loss) of associates	(3.0)	27.8	(14.8)	(4.2)	6.6	35.6	14.6	(16.4)	46.2	(11.2)	(100.2)	(47.6)	—	(112.8)
Other
Revenue	—	—	—	—	—	—	—	—	—	—	4,742.4	—	(22.8)	4,719.6
Expenses	—	—	—	—	—	—	—	—	—	—	(4,868.0)	—	9.1	(4,858.9)
	—	—	—	—	—	—	—	—	—	—	(125.6)	—	(13.7)	(139.3)
Operating income (loss)	162.0	368.9	124.9	66.7	(175.5)	288.3	41.7	38.8	915.8	(194.6)	(178.7)	8.2	67.3	618.0
Net gains (losses) on investments	105.7	(26.9)	(158.2)	(59.9)	24.4	246.0	12.3	(7.0)	136.4	(96.9)	(65.6)	339.2	—	313.1
Gain (loss) on deconsolidation of insurance subsidiary	—	(30.5)	(25.8)	—	—	—	—	—	(56.3)	(9.0)	—	182.4	—	117.1
Interest expense	(1.3)	(6.4)	(4.7)	(3.8)	(19.0)	(30.3)	(0.4)	(1.7)	(67.6)	(2.3)	(170.6)	(235.6)	0.2	(475.9)
Corporate overhead	(8.1)	(10.5)	(28.2)	(9.8)	(11.9)	(79.2)	(6.0)	(1.4)	(155.1)	(0.2)	—	(82.6)	(90.3)	(328.2)
Pre-tax income (loss)	258.3	294.6	(92.0)	(6.8)	(182.0)	424.8	47.6	28.7	773.2	(303.0)	(414.9)	211.6	(22.8)	244.1
Provision for income taxes														(206.7)
Net earnings														37.4

Attributable to:
Shareholders of Fairfax														218.4
Non-controlling interests														(181.0)
														37.4

(1)    Includes European Run-off prior to its deconsolidation on March 31, 2020 pursuant to the transaction described in note 23.
(2)    Underwriting expenses for the year ended December 31, 2020 were comprised as shown below. Accident year underwriting expenses exclude the impact of favourable or adverse prior year claims reserve development.

	Insurance and Reinsurance
	Northbridge	Odyssey Group	Crum & Forster	Zenith National	Brit	Allied World	Fairfax Asia	Other	Total
Loss & LAE - accident year	878.9	2,652.2	1,521.7	401.8	1,301.8	1,931.2	148.3	687.6	9,523.5
Commissions	243.8	693.5	415.2	74.1	436.4	253.7	30.8	215.6	2,363.1
Premium acquisition costs and other underwriting expenses	231.8	270.5	434.4	190.1	275.6	416.8	54.0	246.7	2,119.9
Underwriting expenses - accident year	1,354.5	3,616.2	2,371.3	666.0	2,013.8	2,601.7	233.1	1,149.9	14,006.5
Net favourable claims reserve development	(39.2)	(219.5)	(5.2)	(74.1)	(62.8)	(5.1)	(18.5)	(30.5)	(454.9)
Underwriting expenses - calendar year	1,315.3	3,396.7	2,366.1	591.9	1,951.0	2,596.6	214.6	1,119.4	13,551.6
2019

	Insurance and Reinsurance
	Northbridge	Odyssey Group	Crum & Forster	Zenith National	Brit	Allied World	Fairfax Asia	Other	Total	Run-off	Non-insurance companies	Corporate and Other	Eliminations and adjustments	Consolidated
Gross premiums written
External	1,513.6	3,742.8	2,805.0	732.7	2,245.4	3,809.3	439.3	1,616.7	16,904.8	606.4	—	—	—	17,511.2
Intercompany	7.9	73.2	22.8	—	48.1	51.0	(1.0)	94.2	296.2	3.2	—	—	(299.4)	—
	1,521.5	3,816.0	2,827.8	732.7	2,293.5	3,860.3	438.3	1,710.9	17,201.0	609.6	—	—	(299.4)	17,511.2
Net premiums written	1,350.3	3,393.8	2,331.5	720.8	1,656.2	2,428.9	231.2	1,148.4	13,261.1	574.5	—	—	—	13,835.6
Net premiums earned
External	1,247.3	3,162.2	2,234.4	737.3	1,608.1	2,345.9	228.2	981.3	12,544.7	685.0	—	—	—	13,229.7
Intercompany	(7.0)	17.0	(40.6)	(2.3)	33.8	(10.5)	(13.0)	65.5	42.9	(42.9)	—	—	—	—
	1,240.3	3,179.2	2,193.8	735.0	1,641.9	2,335.4	215.2	1,046.8	12,587.6	642.1	—	—	—	13,229.7
Underwriting expenses(1)	(1,193.6)	(3,089.3)	(2,142.0)	(626.2)	(1,590.8)	(2,277.7)	(208.8)	(1,064.7)	(12,193.1)	(906.3)	—	—	—	(13,099.4)
Underwriting profit (loss)	46.7	89.9	51.8	108.8	51.1	57.7	6.4	(17.9)	394.5	(264.2)	—	—	—	130.3
Interest income	65.9	189.5	93.6	36.7	82.0	165.6	16.9	66.8	717.0	60.5	24.5	33.7	(9.4)	826.3
Dividends	10.4	17.5	7.0	4.0	3.0	16.7	8.6	3.6	70.8	9.5	11.8	1.6	—	93.7
Investment expenses	(11.3)	(31.1)	(14.7)	(7.6)	(11.5)	(33.4)	(7.8)	(13.4)	(130.8)	(14.2)	(89.0)	(2.4)	196.6	(39.8)
Interest and dividends	65.0	175.9	85.9	33.1	73.5	148.9	17.7	57.0	657.0	55.8	(52.7)	32.9	187.2	880.2
Share of profit (loss) of associates	1.1	55.1	19.1	(16.4)	(2.4)	13.3	(0.1)	(13.7)	56.0	(6.3)	(45.2)	165.1	—	169.6
Other
Revenue	—	—	—	—	—	—	—	—	—	—	5,537.1	—	—	5,537.1
Expenses	—	—	—	—	—	—	—	—	—	—	(5,441.6)	—	8.4	(5,433.2)
	—	—	—	—	—	—	—	—	—	—	95.5	—	8.4	103.9
Operating income (loss)	112.8	320.9	156.8	125.5	122.2	219.9	24.0	25.4	1,107.5	(214.7)	(2.4)	198.0	195.6	1,284.0
Net gains on investments	0.5	149.5	75.2	22.5	62.1	210.2	632.3	106.2	1,258.5	168.2	72.6	216.9	—	1,716.2
Loss on repurchase of borrowings	—	—	—	—	—	—	—	—	—	—	—	(23.7)	—	(23.7)
Interest expense	(1.5)	(7.8)	(5.3)	(3.9)	(19.1)	(29.1)	(0.4)	(1.9)	(69.0)	(7.0)	(184.9)	(212.1)	1.0	(472.0)
Corporate overhead	(5.7)	(10.7)	(20.5)	(8.5)	(9.2)	(59.7)	(9.8)	(0.6)	(124.7)	0.4	—	49.1	(196.6)	(271.8)
Pre-tax income (loss)	106.1	451.9	206.2	135.6	156.0	341.3	646.1	129.1	2,172.3	(53.1)	(114.7)	228.2	—	2,232.7
Provision for income taxes														(261.5)
Net earnings														1,971.2

Attributable to:
Shareholders of Fairfax														2,004.1
Non-controlling interests														(32.9)
														1,971.2

(1)    Underwriting expenses for the year ended December 31, 2019 were comprised as shown below. Accident year underwriting expenses exclude the impact of favourable or adverse prior year claims reserve development.

	Insurance and Reinsurance
	Northbridge	Odyssey Group	Crum & Forster	Zenith National	Brit	Allied World	Fairfax Asia	Other	Total
Loss & LAE - accident year	851.9	2,383.6	1,387.4	423.4	961.0	1,585.8	151.3	678.8	8,423.2
Commissions	204.1	629.9	350.8	80.1	444.6	256.2	29.1	187.5	2,182.3
Premium acquisition costs and other underwriting expenses	204.7	305.4	410.0	204.8	231.7	403.7	56.7	250.4	2,067.4
Underwriting expenses - accident year	1,260.7	3,318.9	2,148.2	708.3	1,637.3	2,245.7	237.1	1,116.7	12,672.9
Net (favourable) adverse claims reserve development	(67.1)	(229.6)	(6.2)	(82.1)	(46.5)	32.0	(28.3)	(52.0)	(479.8)
Underwriting expenses - calendar year	1,193.6	3,089.3	2,142.0	626.2	1,590.8	2,277.7	208.8	1,064.7	12,193.1
Investments in associates, segment assets and segment liabilities at December 31, and additions to goodwill for the years then ended, by reporting segment were as follows:

	Investments in associates				Additions to goodwill		Segment assets			Segment liabilities
	2020		2019		2020	2019	2020	2019		2020	2019
Insurance and Reinsurance
Northbridge	182.1		198.6		—	—	5,231.6	4,654.4		3,418.3	3,085.0
Odyssey Group	1,164.9		1,050.5		—	—	15,041.7	13,489.0		10,141.0	8,710.8
Crum & Forster	368.2		394.3		—	0.5	7,596.0	6,803.3		5,448.2	4,995.4
Zenith National	124.5		154.7		—	—	2,472.0	2,504.8		1,539.1	1,527.7
Brit	363.1		358.5		—	45.9	9,040.7	8,106.8		6,826.2	6,329.2
Allied World	537.0		513.2		—	—	16,975.5	15,596.0		12,547.4	11,499.3
Fairfax Asia	149.9		92.1		—	—	1,920.1	2,231.5		794.7	805.1
Other	219.6		255.6		—	3.9	5,097.8	4,520.1		4,021.4	3,442.5
	3,109.3		3,017.5		—	50.3	63,375.4	57,905.9		44,736.3	40,395.0
Run-off	129.3		260.5	(1)	—	3.8	2,601.9	6,372.6	(2)	2,095.9	4,530.2	(2)
Non-insurance companies	1,373.5		1,663.0		182.1	262.1	8,349.0	9,261.1		5,124.2	5,232.5
Corporate and Other and eliminations and adjustments	1,827.5	(3)	1,043.4		—	—	(272.3)	(3,031.1)		4,570.3	2,443.6
Consolidated	6,439.6		5,984.4		182.1	316.2	74,054.0	70,508.5		56,526.7	52,601.3
(1)    Excludes European Run-off's investments in associates and joint ventures with a carrying value of $442.9 and a fair value of $504.6 that were included in assets held for sale on the consolidated balance sheet at December 31, 2019 and principally comprised of investments in Gulf Insurance, Eurobank, Atlas (formerly Seaspan Corporation), APR Energy and Resolute.
(2)    Includes European Run-off's assets and liabilities that were included in assets held for sale and liabilities associated with assets held for sale on the consolidated balance sheet at December 31, 2019. See note 23.
(3)    Includes investment in associate held for sale related to RiverStone Barbados of $729.5 as described in note 23.
Revenue and expenses of the non-insurance companies were comprised as follows for the years ended December 31:

	Restaurants and retail		Fairfax India(1)		Thomas Cook India(2)		Other		Total
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Revenue	1,734.2	2,120.6	312.8	410.7	225.2	1,087.4	2,470.2	1,918.4	4,742.4	5,537.1
Expenses	(1,811.1)	(2,049.5)	(305.9)	(401.8)	(288.3)	(1,081.3)	(2,462.7)	(1,909.0)	(4,868.0)	(5,441.6)
Pre-tax income (loss) before interest expense and other(3)	(76.9)	71.1	6.9	8.9	(63.1)	6.1	7.5	9.4	(125.6)	95.5
Interest and dividends	6.1	8.3	28.9	(74.5)	—	—	12.1	13.5	47.1	(52.7)
Share of profit (loss) of associates	1.3	—	(24.8)	179.2	(3.4)	(182.8)	(73.3)	(41.6)	(100.2)	(45.2)
Operating income (loss)	(69.5)	79.4	11.0	113.6	(66.5)	(176.7)	(53.7)	(18.7)	(178.7)	(2.4)
Net gains (losses) on investments	(6.6)	9.2	(12.4)	54.7	4.0	4.2	(50.6)	4.5	(65.6)	72.6
Pre-tax income (loss) before interest expense	(76.1)	88.6	(1.4)	168.3	(62.5)	(172.5)	(104.3)	(14.2)	(244.3)	70.2
(1)    These results differ from those published by Fairfax India due to Fairfax India's application of investment entity accounting under IFRS.
(2)    These results differ from those published by Thomas Cook India primarily due to differences between IFRS and Ind AS, and acquisition accounting adjustments.
(3)    Excludes interest and dividends, share of profit (loss) of associates and net gains (losses) on investments.
The company's segmented balance sheets as at December 31, 2020 and 2019 present the assets, liabilities and non-controlling interests in each of the company's reporting segments in accordance with the company's IFRS accounting policies and includes. where applicable, acquisition accounting adjustments principally related to goodwill and intangible assets which arose on initial acquisition of the subsidiaries or on a subsequent step acquisition. Certain of the company's subsidiaries hold equity interests in other Fairfax subsidiaries ("affiliates") which are carried at cost. Affiliated insurance and reinsurance balances are not shown separately and are eliminated in "Corporate and eliminations".

	December 31, 2020					December 31, 2019
	Insurance and reinsurance companies	Run-off	Non-insurance companies	Corporate and eliminations(6)	Consolidated	Insurance and reinsurance companies	Run-off	Non-insurance companies	Corporate and eliminations(6)	Consolidated
Assets
Holding company cash and investments	598.1	—	—	654.1	1,252.2	685.3	—	—	290.2	975.5
Insurance contract receivables	6,052.5	8.4	—	(244.8)	5,816.1	5,588.0	4.1	—	(157.1)	5,435.0
Portfolio investments(1)(2)	37,947.8	1,592.4	1,810.3	758.1	42,108.6	33,918.5	1,906.3	2,730.7	(320.5)	38,235.0
Assets held for sale(3)	—	—	—	—	—	—	3,386.6	—	(601.0)	2,785.6
Deferred premium acquisition costs	1,574.4	—	—	(30.7)	1,543.7	1,364.7	—	—	(20.4)	1,344.3
Recoverable from reinsurers	11,254.2	453.7	—	(1,174.7)	10,533.2	9,839.0	494.8	—	(1,178.0)	9,155.8
Deferred income tax assets	460.0	0.1	64.5	189.3	713.9	526.0	6.3	50.6	(207.0)	375.9
Goodwill and intangible assets	3,586.2	41.1	2,601.8	—	6,229.1	3,714.5	43.5	2,435.3	0.8	6,194.1
Due from affiliates	222.6	357.7	3.8	(584.1)	—	573.2	356.1	0.6	(929.9)	—
Other assets	1,526.4	119.2	3,868.6	343.0	5,857.2	1,465.6	112.5	4,043.9	385.3	6,007.3
Investments in affiliates(4)	153.2	29.3	—	(182.5)	—	231.1	62.4	—	(293.5)	—
Total assets	63,375.4	2,601.9	8,349.0	(272.3)	74,054.0	57,905.9	6,372.6	9,261.1	(3,031.1)	70,508.5

Liabilities
Accounts payable and accrued liabilities	1,843.3	59.9	2,566.4	526.5	4,996.1	1,785.4	75.4	2,734.1	219.2	4,814.1
Derivative obligations	114.9	1.1	50.0	23.4	189.4	145.4	4.8	55.4	0.3	205.9
Due to affiliates	8.3	—	117.6	(125.9)	—	14.7	—	145.1	(159.8)	—
Liabilities associated with assets held for sale(3)	—	—	—	—	—	—	2,203.7	—	(168.6)	2,035.1
Deferred income tax liabilities	152.7	—	197.7	6.0	356.4	133.3	—	229.5	(362.8)	—
Insurance contract payables	3,224.2	11.6	—	(271.8)	2,964.0	2,731.9	14.1	—	(155.0)	2,591.0
Provision for losses and loss adjustment expenses(5)	29,809.4	2,023.3	—	(1,023.4)	30,809.3	27,226.8	2,232.2	—	(958.8)	28,500.2
Provision for unearned premiums(5)	8,550.1	—	—	(152.6)	8,397.5	7,317.9	—	—	(95.5)	7,222.4
Borrowings	1,033.4	—	2,192.5	5,588.1	8,814.0	1,039.6	—	2,068.4	4,124.6	7,232.6
Total liabilities	44,736.3	2,095.9	5,124.2	4,570.3	56,526.7	40,395.0	4,530.2	5,232.5	2,443.6	52,601.3

Equity
Shareholders' equity attributable to shareholders of Fairfax	17,117.4	506.0	1,385.9	(5,152.7)	13,856.6	15,991.1	1,842.4	2,044.1	(5,499.5)	14,378.1
Non-controlling interests	1,521.7	—	1,838.9	310.1	3,670.7	1,519.8	—	1,984.5	24.8	3,529.1
Total equity	18,639.1	506.0	3,224.8	(4,842.6)	17,527.3	17,510.9	1,842.4	4,028.6	(5,474.7)	17,907.2
Total liabilities and total equity	63,375.4	2,601.9	8,349.0	(272.3)	74,054.0	57,905.9	6,372.6	9,261.1	(3,031.1)	70,508.5
(1)    Includes intercompany investments in Fairfax non-insurance subsidiaries carried at cost that are eliminated on consolidation.
(2)    Includes investment in associate held for sale of at December 31, 2020 of $729.5 (December 31, 2019 - nil). See note 6 and note 23.
(3)    At December 31, 2019 the effects of intercompany reinsurance with Wentworth, which decreased assets held for sale by $352.5 and liabilities associated with assets held for sale by $357.7, were adjusted in the Run-off reporting segment. See note 23.
(4)    Intercompany investments in Fairfax insurance and reinsurance subsidiaries carried at cost that are eliminated on consolidation.
(5)    Included in insurance contract liabilities on the consolidated balance sheet.
(6)    Corporate and eliminations includes the Fairfax holding company, subsidiary intermediate holding companies, and consolidating and eliminating entries. The most significant of those entries are the elimination of intercompany reinsurance provided by Group Re, and reinsurance provided by Odyssey Group and Allied World to the primary insurers.

Schedule of net premiums earned by product line
Net premiums earned by product line for the years ended December 31 were as follows:

	Property		Casualty		Specialty		Total
	2020	2019	2020	2019	2020	2019	2020	2019
Insurance and Reinsurance - net premiums earned
Northbridge	626.4	538.0	659.6	581.4	138.1	120.9	1,424.1	1,240.3
Odyssey Group	1,838.9	1,598.8	1,444.0	1,288.2	303.7	292.2	3,586.6	3,179.2
Crum & Forster	364.2	293.8	1,837.5	1,771.6	224.5	128.4	2,426.2	2,193.8
Zenith National	37.5	39.1	605.9	695.9	0.4	—	643.8	735.0
Brit	544.3	494.3	853.0	844.3	313.4	303.3	1,710.7	1,641.9
Allied World	882.6	832.1	1,755.4	1,394.1	84.6	109.2	2,722.6	2,335.4
Fairfax Asia	74.5	74.7	116.4	113.7	30.8	26.8	221.7	215.2
Other	634.3	601.2	332.1	305.8	158.5	139.8	1,124.9	1,046.8
	5,002.7	4,472.0	7,603.9	6,995.0	1,254.0	1,120.6	13,860.6	12,587.6
Run-off(1)	31.6	103.8	31.5	379.2	65.0	159.1	128.1	642.1
Consolidated net premiums earned	5,034.3	4,575.8	7,635.4	7,374.2	1,319.0	1,279.7	13,988.7	13,229.7
Interest and dividends							769.2	880.2
Share of profit (loss) of associates							(112.8)	169.6
Net gains on investments							313.1	1,716.2
Gain on deconsolidation of insurance subsidiary (note 23)							117.1	—
Other revenue (Non-insurance companies)							4,719.6	5,537.1
Consolidated income							19,794.9	21,532.8

Distribution of net premiums earned	36.0%	34.6%	54.6%	55.7%	9.4%	9.7%	100.0%	100.0%
(1)    Includes European Run-off prior to its deconsolidation on March 31, 2020 pursuant to the transaction described in note 23.

Disclosure of geographical regions
Net premiums earned by geographic region for the years ended December 31 were as follows:

	Canada		United States		Asia(1)		International(2)		Total
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Insurance and Reinsurance - net premiums earned
Northbridge	1,407.3	1,223.8	16.8	16.5	—	—	—	—	1,424.1	1,240.3
Odyssey Group	101.2	80.8	2,356.3	2,126.5	469.8	377.1	659.3	594.8	3,586.6	3,179.2
Crum & Forster	—	—	2,409.2	2,191.7	0.2	—	16.8	2.1	2,426.2	2,193.8
Zenith National	—	—	643.8	735.0	—	—	—	—	643.8	735.0
Brit	97.7	107.0	1,228.5	1,119.5	45.9	48.9	338.6	366.5	1,710.7	1,641.9
Allied World	52.6	34.7	2,030.5	1,710.2	227.6	239.7	411.9	350.8	2,722.6	2,335.4
Fairfax Asia	—	—	—	—	221.7	215.2	—	—	221.7	215.2
Other	0.1	—	54.8	31.1	139.6	111.1	930.4	904.6	1,124.9	1,046.8
	1,658.9	1,446.3	8,739.9	7,930.5	1,104.8	992.0	2,357.0	2,218.8	13,860.6	12,587.6
Run-off(3)	0.1	5.8	1.1	29.8	—	0.5	126.9	606.0	128.1	642.1
Consolidated net premiums earned	1,659.0	1,452.1	8,741.0	7,960.3	1,104.8	992.5	2,483.9	2,824.8	13,988.7	13,229.7
Interest and dividends									769.2	880.2
Share of profit (loss) of associates									(112.8)	169.6
Net gains on investments									313.1	1,716.2
Gain on deconsolidation of insurance subsidiary (note 23)									117.1	—
Other revenue (Non-insurance companies)									4,719.6	5,537.1
Consolidated income									19,794.9	21,532.8

Distribution of net premiums earned	11.9%	11.0%	62.4%	60.1%	7.9%	7.5%	17.8%	21.4%	100.0%	100.0%
(1)    The Asia geographic segment is primarily comprised of countries located throughout Asia, including China, Japan, India, Sri Lanka, Malaysia, Singapore, Indonesia and Thailand, and the Middle East.
(2)    The International geographic segment is primarily comprised of countries located in South America, Europe and Africa.
(3)    Includes European Run-off prior to its deconsolidation on March 31, 2020 pursuant to the transaction described in note 23.